Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation of our Named Executive Officers (“NEOs”) including our Principal Executive Officer (“PEO”) and certain financial performance measures of the Company.

The table below presents information on the compensation of our PEO and our other NEOs in comparison to certain performance metrics for 2025 and 2024. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the table.

Pay Versus Performance Table for 2025

Year	Summary Compensation Table Total for PEO Gary Schubert (1)(2)	Compensation Actually Paid to PEO Gary Schubert (1)(3)	Summary Compensation Table Total for PEO Bill Bennett (1)(2)	Compensation Actually Paid to PEO Bill Bennett (1)(3)	Summary Compensation Table Total for PEO Sam Klepfish (1)(2)	Compensation Actually Paid to PEO Sam Klepfish (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (loss) (millions)
2025	$377,416	$208,904	$485,516	$728,156	$-	$-	$442,285	$(1,011,857)	$132	$(2.0)
2024	$-	$-	$732,846	$2,632,635	$-	$-	$543,035	$2,363,478	$548	$2.6
2023	$-	$-	$1,615,172	$3,213,953	$1,988,891	$1,988,891	$337,686	$466,805	$227	$(4.4)

(1)

In 2025, we had two CEOs: Gary Schubert and Robert W. (Bill) Bennett; our non-PEO NEO was Brady Smallwood.

In 2024, our PEO was Robert W. (Bill) Bennett; our non-PEO NEOs were Brady Smallwood and Gary Schubert.

In 2023, we had two CEOs: Robert W. (Bill) Bennett and Sam Klepfish; the non-PEO NEOs were Justin Wiernasz, Richard Tang, Brady Smallwood, and Gary Schubert.

(2)	Amounts represent the “Total” column as set forth in the Summary Compensation Table on page 21 of this Proxy Statement.
(3)	Amounts represent the “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K.

The table below reconciles the amount of compensation reported for our PEO Gary Schubert to the amount of compensation actually paid for 2025. During the year ended 2024, Mr. Schubert was not our PEO.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2025	$377,416	$-	$(168,512)	$-	$-	$208,904
2024	$-	$-	$-	$-	$-	$-
2023	$-	$-	$-	$-	$-	$-

The table below reconciles the amount of compensation reported for our PEO Robert W. (Bill) Bennett to the amount of compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2025	$485,516	$-	$242,640	$-	$-	$728,156
2024	$732,846	$-	$1,899,789	$-	$-	$2,632,635
2023	$1,615,172	$(660,541)	$2,259,322	$-	$-	$3,213,953

The table below reconciles the amount of compensation reported for our PEO Sam Klepfish to the amount of compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO Sam Klepfish	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO Sam Klepfish

2025	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-
2023	$1,988,891	$(40,681)	$40,681	$-	$-	$1,988,891

(4)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(5)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for our PEO Gary Schubert are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$-	$(221,459)	$-	$52,947	$-	$-	$(168,512)
2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$-	$-	$-	$-	$-

The amounts deducted or added in calculating the equity award adjustments for our PEO Robert W. (Bill) Bennett are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$-	$-	$-	$242,640	$-	$-	$242,640
2024	$-	$510,158	$-	$1,389,631	$-	$-	$1,899,789
2023	$1,631,824	$-	$627,498	$-	$-	$-	$2,259,322

The amounts deducted or added in calculating the equity award adjustments for our PEO Sam Klepfish are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Awards Adjustments

2025	$-	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$40,681	$-	$-	$-	$40,681

The table below reconciles the average amount of compensation reported for our non-PEO NEOs to the average amount of compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

2025	$442,285	$-	$(1,454,142)	$-	$-	$(1,011,857)
2024	$543,035	$(119,374)	$1,939,817	$-	$-	$2,363,478
2023	$337,686	$(52,437)	$181,556	$-	$-	$466,805

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted In a Prior Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2025	$-	$(1,511,537)	$-	$57,395	$-	$-	$(1,454,142)
2024	$800,817	$767,086	$91,760	$280,154	$-	$-	$1,939,817
2023	$181,556	$-	$-	$-	$-	$-	$181,556

Named Executive Officers, Footnote	(1)

In 2025, we had two CEOs: Gary Schubert and Robert W. (Bill) Bennett; our non-PEO NEO was Brady Smallwood.

In 2024, our PEO was Robert W. (Bill) Bennett; our non-PEO NEOs were Brady Smallwood and Gary Schubert.

In 2023, we had two CEOs: Robert W. (Bill) Bennett and Sam Klepfish; the non-PEO NEOs were Justin Wiernasz, Richard Tang, Brady Smallwood, and Gary Schubert.

Adjustment To PEO Compensation, Footnote

The table below reconciles the amount of compensation reported for our PEO Gary Schubert to the amount of compensation actually paid for 2025. During the year ended 2024, Mr. Schubert was not our PEO.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2025	$377,416	$-	$(168,512)	$-	$-	$208,904
2024	$-	$-	$-	$-	$-	$-
2023	$-	$-	$-	$-	$-	$-

The table below reconciles the amount of compensation reported for our PEO Robert W. (Bill) Bennett to the amount of compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2025	$485,516	$-	$242,640	$-	$-	$728,156
2024	$732,846	$-	$1,899,789	$-	$-	$2,632,635
2023	$1,615,172	$(660,541)	$2,259,322	$-	$-	$3,213,953

The table below reconciles the amount of compensation reported for our PEO Sam Klepfish to the amount of compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO Sam Klepfish	Reported Value of Equity Awards (4)	Equity Award Adjustments (5)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO Sam Klepfish

2025	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-
2023	$1,988,891	$(40,681)	$40,681	$-	$-	$1,988,891
(4)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(5)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for our PEO Gary Schubert are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$-	$(221,459)	$-	$52,947	$-	$-	$(168,512)
2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$-	$-	$-	$-	$-

The amounts deducted or added in calculating the equity award adjustments for our PEO Robert W. (Bill) Bennett are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$-	$-	$-	$242,640	$-	$-	$242,640
2024	$-	$510,158	$-	$1,389,631	$-	$-	$1,899,789
2023	$1,631,824	$-	$627,498	$-	$-	$-	$2,259,322

The amounts deducted or added in calculating the equity award adjustments for our PEO Sam Klepfish are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in a Prior Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Awards Adjustments

2025	$-	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$40,681	$-	$-	$-	$40,681

Non-PEO NEO Average Total Compensation Amount	$ 442,285	$ 543,035	$ 337,686
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,011,857)	2,363,478	466,805
Adjustment to Non-PEO NEO Compensation Footnote

The table below reconciles the average amount of compensation reported for our non-PEO NEOs to the average amount of compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

2025	$442,285	$-	$(1,454,142)	$-	$-	$(1,011,857)
2024	$543,035	$(119,374)	$1,939,817	$-	$-	$2,363,478
2023	$337,686	$(52,437)	$181,556	$-	$-	$466,805

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted In a Prior Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2025	$-	$(1,511,537)	$-	$57,395	$-	$-	$(1,454,142)
2024	$800,817	$767,086	$91,760	$280,154	$-	$-	$1,939,817
2023	$181,556	$-	$-	$-	$-	$-	$181,556

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”)

As demonstrated by the following graph, the amount of total compensation actually paid to our CEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our CEOs) is generally aligned with the Company’s cumulative TSR over the three years presented in the “Pay Versus Performance Table for 2025.” For additional information, see the section captioned “Executive Compensation” beginning on page 20 of this Proxy Statement.

a.	The 2023 and 2025 PEO bar include the combined compensation of the Company’s two CEOs who served during the year.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of total compensation actually paid to our CEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our CEOs) is generally not aligned with the Company’s net income over the three years presented in the “Pay Versus Performance Table for 2025.” The Company uses net income as a specific performance measure in the overall executive compensation program along with gross margin levels, which the Company considers a leading indicator of profitability over the long term. For additional information regarding the performance measures used to determine cash- and equity-based incentive compensation for the Company’s NEOs, see the section captioned “Executive Compensation” beginning on page 20 of this Proxy Statement.

a.	The 2023 and 2025 PEO bars include the combined compensation of the Company’s two CEOs who served during those years.

Total Shareholder Return Amount	$ 132	548	227
Net Income (Loss)	$ (2,000,000)	2,600,000	(4,400,000)
Additional 402(v) Disclosure	Amounts represent the “Total” column as set forth in the Summary Compensation Table on page 21 of this Proxy Statement.(3)Amounts represent the “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K.
Gary Schubert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 377,416	0	0
PEO Actually Paid Compensation Amount	$ 208,904	0	0
PEO Name	Gary Schubert
Robert W. (Bill) Bennett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 485,516	732,846	1,615,172
PEO Actually Paid Compensation Amount	$ 728,156	$ 2,632,635	$ 3,213,953
PEO Name	Robert W. (Bill) Bennett	Robert W. (Bill) Bennett	Robert W. (Bill) Bennett
Sam Klepfish [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 1,988,891
PEO Actually Paid Compensation Amount	0	0	$ 1,988,891
PEO Name			Sam Klepfish
PEO | Gary Schubert [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
PEO | Gary Schubert [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gary Schubert [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gary Schubert [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gary Schubert [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,512)	0	0
PEO | Gary Schubert [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gary Schubert [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,459)	0	0
PEO | Gary Schubert [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gary Schubert [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,947	0	0
PEO | Gary Schubert [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gary Schubert [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Robert W. (Bill) Bennett [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Robert W. (Bill) Bennett [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Robert W. (Bill) Bennett [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(660,541)
PEO | Robert W. (Bill) Bennett [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,640	1,899,789	2,259,322
PEO | Robert W. (Bill) Bennett [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,631,824
PEO | Robert W. (Bill) Bennett [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	510,158	0
PEO | Robert W. (Bill) Bennett [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	627,498
PEO | Robert W. (Bill) Bennett [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,640	1,389,631	0
PEO | Robert W. (Bill) Bennett [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Robert W. (Bill) Bennett [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(40,681)
PEO | Sam Klepfish [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	40,681
PEO | Sam Klepfish [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	40,681
PEO | Sam Klepfish [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sam Klepfish [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(119,374)	(52,437)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,454,142)	1,939,817	181,556
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	800,817	181,556
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,511,537)	767,086	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	91,760	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,395	280,154	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0